Schedule of Investments (unaudited)	iShares® U.S. Utilities ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Commercial Services & Supplies — 8.7%
Clean Harbors Inc.(a)(b)	36,938	$3,418,612
Republic Services Inc.	153,252	19,564,150
Stericycle Inc.(a)	66,685	3,917,077
Waste Management Inc.	308,074	46,346,653
		73,246,492
Electric Utilities — 56.6%
Alliant Energy Corp.	182,466	10,922,415
American Electric Power Co. Inc.	365,220	33,015,888
Avangrid Inc.	41,634	1,945,140
Duke Energy Corp.	561,690	59,011,151
Edison International	271,999	17,078,817
Entergy Corp.	146,176	16,338,092
Evergy Inc.	166,784	10,834,289
Eversource Energy.	250,382	22,406,685
Exelon Corp.	712,361	41,281,320
FirstEnergy Corp.	396,785	16,649,099
Hawaiian Electric Industries Inc.	76,723	3,260,727
IDACORP Inc.	36,707	4,045,846
NextEra Energy Inc.	1,431,686	111,843,310
NRG Energy Inc.	177,410	7,083,981
OGE Energy Corp.	145,544	5,519,028
PG&E Corp.(a)	1,101,475	14,087,865
Pinnacle West Capital Corp.	82,196	5,721,664
PPL Corp.	548,446	16,277,877
Southern Co. (The)	772,157	53,657,190
Xcel Energy Inc.	392,763	27,359,871
		478,340,255
Electrical Equipment — 0.4%
Sunrun Inc.(a)(b)	147,550	3,825,972

Gas Utilities — 2.5%
Atmos Energy Corp.	94,325	10,113,526
National Fuel Gas Co.	63,616	3,863,400
UGI Corp.	151,645	6,877,101
		20,854,027
Independent Power and Renewable Electricity Producers — 2.5%
AES Corp. (The)	481,696	10,684,017
Brookfield Renewable Corp., Class A	92,953	3,180,852
Vistra Corp.	349,214	7,616,357
		21,481,226
Security	Shares	Value

Multi-Utilities — 25.6%
Ameren Corp.	185,651	$16,474,670
CenterPoint Energy Inc.	432,836	12,275,229
CMS Energy Corp.	210,811	13,572,012
Consolidated Edison Inc.	258,249	22,325,626
Dominion Energy Inc.	587,982	47,426,628
DTE Energy Co.	140,750	16,950,523
NiSource Inc.	285,626	8,334,567
Public Service Enterprise Group Inc.	367,893	24,475,921
Sempra Energy	233,331	32,237,011
WEC Energy Group Inc.	230,201	22,338,705
		216,410,892
Water Utilities — 3.5%
American Water Works Co. Inc.	132,443	21,296,834
Essential Utilities Inc.	168,116	8,193,974
		29,490,808

Total Common Stocks — 99.8%
(Cost: $788,944,377)		843,649,672

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.08%(c)(d)(e)	479,656	479,800
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.00%(c)(d)	1,802,000	1,802,000
		2,281,800
Total Short-Term Investments — 0.2%
(Cost: $2,281,800)		2,281,800

Total Investments in Securities — 100.0%
(Cost: $791,226,177)		845,931,472

Other Assets, Less Liabilities — (0.0)%		(337,608)

Net Assets — 100.0%		$845,593,864

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Utilities ETF
January 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$479,800	(a)	$—	$—	$—	$479,800	479,656	$1,106	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	902,000	900,000	(a)	—	—	—	1,802,000	1,802,000	84		—
					$—	$—	$2,281,800		$1,190		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Utilities Select Sector Index	27	03/18/22	$1,881	$(11,139)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Utilities ETF
January 31, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$843,649,672	$—	$—	$843,649,672
Money Market Funds	2,281,800	—	—	2,281,800
	$845,931,472	$—	$—	$845,931,472
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(11,139)	$—	$—	$(11,139)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

3